Insurance Risk Management - Summary of Market Rate Risk Arising from Insurance Contracts (Details) - Market risk [member] ₩ in Millions	Dec. 31, 2025 KRW (₩)
Tongyang Life Insurance Co., Ltd.
Market Rate Risk Arising From Insurance Contracts [Line Items]
Insurance Contract Exposure	₩ 25,686,541
Reinsurance Contract Exposure	437,556
Financial Asset Exposure	25,461,023
ABL Life Insurance Co., Ltd.
Market Rate Risk Arising From Insurance Contracts [Line Items]
Insurance Contract Exposure	16,853,760
Reinsurance Contract Exposure	(97,148)
Financial Asset Exposure	₩ 13,632,025